Benefit Plans	12 Months Ended
Sep. 30, 2011
Benefit Plans
Benefit Plans

Note 13—Benefit Plans

Pension Plan

The Bank maintains a non-contributory defined benefit pension plan (the "Plan") covering all eligible employees hired before July 1, 2008. The benefits are based on employees' years of service and compensation. The Bank's policy is to fund the Plan annually with at least the minimum contribution deductible and/or allowable for federal income tax purposes. On January 28, 2010, the Board of Directors passed a resolution to suspend the accrual of benefits under the Company's defined benefit pension plan. The following table sets forth the Plan's funded status and components of net periodic pension cost:

	September 30,
	2011	2010
	(In thousands)
Change in benefit obligation:
Benefit obligation—beginning of year	$3,612	$3,918
Service cost	—	138
Interest cost	247	268
Actuarial (gain)	(14)	(554)
Benefits paid	(158)	(158)

Benefit obligation—end of year	$3,687	$3,612

Change in plan assets:
Fair value of assets—beginning of year	$2,987	$2,614
Actual return on plan assets	(49)	211
Benefits paid	(158)	(158)
Contributions	301	320

Fair value of assets—end of year	$3,081	$2,987

Reconciliation of funded status:
Accumulated benefit obligation	$3,687	$3,612

Projected benefit obligation	$(3,687)	$(3,612)
Fair value of assets	3,081	2,987

Funded status	$(606)	$(625)

Accrued pension cost included in other liabilities	$(606)	$(625)

	September 30,
	2011	2010
Valuation assumptions
Discount rate	7.00%	7.00%
Expected long-term return on assets	7.00%	7.00%
Rate of compensation increase	0.00%	0.00%

The Company expects to recognize approximately $30,000 of net actuarial loss in operations during the year ending September 30, 2012.

	September 30,
	2011	2010
	(In thousands)
Amounts recognized in accumulated other comprehensive loss, pre-tax, consist of:
Net actuarial loss	$(701)	$(470)

	Years Ended September 30,
	2011	2010
	(Dollars in thousands)
Net periodic pension expense
Service cost	$—	$138
Interest cost	247	268
Expected return on assets	(206)	(182)
Amortization of prior service cost	—	20
Amortization of unrecognized net loss	10	63

Total net periodic pension expense	$51	$307

Valuation assumptions:
Discount rate	7.00%	7.00%
Rate of return on long-term assets	7.00%	7.00%
Salary increase rate	0.00%	0.00%

The Plan assets are invested as follows:

	September 30,
	2011	2010
Separate account—Prudential Large Cap Blend / Victory Fund	44%	49%
Guaranteed insurance funds	56%	51%

	100%	100%

The long-term rate of return on assets assumption is set based on historical returns earned by equities and fixed income securities, adjusted to reflect expectations of future returns as applied to the Plan's actual target allocation of asset classes. Equities and fixed income securities are assumed to earn real rates of return in the ranges of 5.0% to 9.0% and 2.0% to 6.0%, respectively. Additionally, the long-term inflation rate is projected to be 2.5%. When these overall return expectations are applied to the Plan's target allocation, the result is an expected return of 8.0% to 10.0%.

The Bank intends to maintain the current asset mix and to seek to achieve an optimal risk/reward profile by limiting market exposure to present levels. It is expected to have a 4.0% to 5.0% return from fixed income and a 5.0% to 9.0% rate of return from equities. The overall expected long-term rate of return on Plan assets used was 7.0% for both 2011 and 2010.

The fair values of the Company's pension plan assets at September 30, 2011, by asset category (see Note 16 for definition of Levels), are as follows:

Description	Fair Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
	(In thousands)
Separate account— Prudential Large Cap Blend /Victory Fund	$1,354	$—	$1,354	$—
Guaranteed investment contract	$1,727	$—	$—	$1,727

At September 30, 2011, expected benefit payments were as follows (in thousands):

Years ending September 30,
2012	$177
2013	191
2014	223
2015	225
2016	225
2017 to 2021	1,517

$2,558

The Bank expects to contribute at least the minimum required contribution of $190,000 to the Plan during the year ended September 30, 2012.

Savings and Investment Plan

The Company has implemented a Savings and Investment Plan (the "Savings Plan") pursuant to Section 401(k) of the Internal Revenue Code for all eligible employees. Under the Savings Plan, employees may elect to contribute a percentage of their compensation, subject to limits. The Company makes a matching contribution equal to 50% of an employee's contribution, up to 8.0% of compensation, subject to certain limitations. The Savings Plan expenses for the years ended September 30, 2011 and 2010, amounted to $53,000 and $29,000, respectively.

Employees Stock Ownership Plan ("ESOP")

The Company established an ESOP for all eligible employees in connection with the public offering of common stock in April 2007. The ESOP used the proceeds of a $1.6 million, 8.0% term loan from the Company to purchase 164,413 shares of Company common stock. The term loan from the Company to the ESOP is payable in annual installments of principal and interest over 30 years commencing on December 31, 2007. The Company intends to make discretionary contributions to the ESOP which will be equal to principal and interest payments on the term loan to the ESOP from the Company. Shares purchased with the loan proceeds are initially pledged as collateral for the term loan and are held in a suspense account for future allocation among participants. Contributions to the ESOP and shares released from the suspense account will be allocated among the participants on the basis of compensation, as defined by the ESOP, in the year of allocation. As of September 30, 2011 and 2010, the loan had a balance of $1,549,000 and $1,567,000, respectively.

The ESOP is accounted for in accordance with the guidance issued by FASB. Accordingly, the ESOP shares pledged as collateral are reported as unearned ESOP shares in the consolidated statements of financial condition.

As shares are committed to be released from collateral, the Company reports compensation expense equal to the current market price of the shares, and the shares become outstanding for earnings per share computations. Dividends on unallocated ESOP shares are recorded as a reduction of debt. ESOP compensation expense was $49,000 and $46,000 for the years ended September 30, 2011 and 2010, respectively.

The ESOP shares are summarized as follows:

	September 30,
	2011	2010
Unearned shares	138,381	143,862
Shares committed to be released	4,110	4,110
Shares released	21,922	16,441

Total shares	164,413	164,413

Fair value of unearned shares	$1,121,000	$1,439,000